Related party transactions (Details) - Schedule of accounts receivable – related parties - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions (Details) - Schedule of accounts receivable – related parties [Line Items]
Total	$ 29,311	$ 8,093
Nanjing Culture Exchange Art Property Exchange Co., Ltd. (“Nanjing Culture”) [Member]
Related party transactions (Details) - Schedule of accounts receivable – related parties [Line Items]
Relationship	Mr. Huajun Gao, the general manager and director of Nanjing Culture, and Mr. Aimin Kong, the vice chairman of Nanjing Culture, each beneficially owns 11.5% shares of the Company
Nature	Receivable from technological service fee revenue
Total	$ 16,345	6,070
Jinling Cultural Property Exchange Co., Ltd.(“Jinling Cultural”) [Member]
Related party transactions (Details) - Schedule of accounts receivable – related parties [Line Items]
Relationship	Its major shareholder is also a major shareholder of Jiangsu Yanggu
Nature	Receivable from technological service fee revenue
Total	$ 12,966	$ 2,023